INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
(Loss) earnings before income tax			$ (6,097)	$ 2,533
Canadian statutory tax rate	8.00%	12.00%	24.96%	26.74%
Statutory tax			$ (1,522)	$ 677
Add (deduct) the tax effect of:
Non-taxable component of capital gains			(45)	(146)
Share-based compensation and other permanent items			7	25
Assessments and adjustments			(58)	112
Impact of income tax rates and legislative changes	$ (1,116)		(173)	(1,067)
Foreign tax rate differential			3	83
Movement in unrecognized deferred income tax assets			12	(58)
Other			(2)	8
Total income tax recovery			$ (1,778)	$ (366)
Effective tax rate			29.20%	(14.40%)